Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0001005286
Registrant Name	LIFECORE BIOMEDICAL, INC. \DE\
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A